Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stocks, shares authorized	1,000,000,000	1,000,000,000	60,000,000
Common stock, shares issued	49,096,537	49,065,361	19,932,429
Common stock, shares outstanding	49,096,537	49,065,361	19,932,429